PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 21,258,314	R$ 20,661,870
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		18,820,566	18,246,781
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[1]	R$ 12,307,964	11,614,163
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[1]	3.54%
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[1]	4.58%
Concession rights [member] | Rumo Malha Norte SA [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[2]	1.59%
Intangible assets other than goodwill	[2]	R$ 6,512,602	6,632,618
Port operation license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		3.70%
Intangible assets other than goodwill		R$ 47,610	44,305
Licenses and authorizations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]		436,594
Licenses and authorizations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 179,828	620,804
Licenses and authorizations [member] | Moove [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		5.00%
Intangible assets other than goodwill		R$ 132,218	139,905
Brands and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		146,279	154,722
Brands and patents [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		47,015	47,929
Brands and patents [member] | PetroChoice [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]	96,826	104,354
Brands and patents [member] | Tirreno [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]	2,438	2,439
Customer Relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 1,342,391	1,517,585
Customer Relationships [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 280,111	285,423
Customer Relationships [member] | Moove [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]	R$ 1,062,280	1,227,588
Customer Relationships [member] | Moove [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[3]	5.00%
Customer Relationships [member] | Moove [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[3]	30.00%
Customer Relationships [member] | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			4,574
Other [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 104,724	56,870
Software license [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 90,162	65,108
Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		194,886	121,978
Contract of supply [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 574,363
Contract of supply [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		5.00%
Intangible assets other than goodwill		R$ 574,363

[1]	Intangible asset of the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprising: (i) the concession rights recognized in the business combination and (ii) the assets of the concession.
[2]	Refers to Rumo's railway concession agreement. The amount will be amortized until the end of the concession in 2079.
[3]	Authorization for: (i) installation of port terminal activities; operation of the port facility by the subsidiary TUP Porto São Luís, (ii) lubrication and contamination control solutions, (iii) production and sale of lubricating oils, additives and fluids